EQUITY BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
EQUITY BASED COMPENSATION
14	EQUITY BASED COMPENSATION

Equity based compensation is made up of the following:

	Year ended December 31, 2020	Year ended December 31, 2019
Incentive stock awards	$502,128	-
Stock issued for services rendered	88,000	162,254
	$590,128	$162,254